Required and Actual Networth (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Hud Loan
Commitment And Contingencies [Line Items]
Net Worth	$ 51,436,841	[1]	$ 10,125,941	[1]
Net Worth Required	1,000,000		1,000,000
GNMA
Commitment And Contingencies [Line Items]
Net Worth	51,436,841	[1]	10,125,941	[1]
Net Worth Required	5,779,739		3,736,186
FNMA
Commitment And Contingencies [Line Items]
Net Worth	51,436,841	[1]	10,125,941	[1]
Net Worth Required	2,500,000		2,500,000
Various States
Commitment And Contingencies [Line Items]
Net Worth	51,436,841	[1]	10,125,941	[1]
Various States | Minimum
Commitment And Contingencies [Line Items]
Net Worth Required	0		0
Various States | Maximum
Commitment And Contingencies [Line Items]
Net Worth Required	$ 1,000,000		$ 1,000,000

[1]	Calculated in compliance with the respective agency's requirements